Loans Payable (Details) - USD ($)																																							12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 30, 2024	Dec. 12, 2024	Dec. 11, 2024	Nov. 21, 2024	Nov. 19, 2024	Nov. 18, 2024	Sep. 30, 2024	Sep. 27, 2024	Sep. 25, 2024	Aug. 29, 2024	Jul. 29, 2024	Jun. 06, 2024	May 02, 2024	Mar. 11, 2024	Mar. 07, 2024	Feb. 20, 2024	Dec. 22, 2023	Oct. 30, 2023	Oct. 23, 2023	Sep. 22, 2023	Jun. 27, 2023	Jun. 05, 2023	Mar. 28, 2023	Feb. 13, 2023	Feb. 10, 2023	Nov. 18, 2022	Nov. 02, 2022	Oct. 31, 2022	Sep. 28, 2022	Sep. 21, 2022	Sep. 18, 2022	Sep. 01, 2022	Aug. 31, 2022	Jan. 10, 2022	Jun. 08, 2021	Feb. 27, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 01, 2024	Nov. 11, 2024	Jul. 11, 2023	Jun. 14, 2023	May 28, 2023
Loans Payable [Line Items]
Net purchase price																																				$ 3,000,000
Total fees						$ 28,750
Principal amount paid																																							$ 65,452
Loan balance												$ 90,116			$ 566,150						$ 175,314																		560,000
Average amount borrowings																$ 50,000																							$ 346,529	$ 503,500
Weighted average effective interest rate																																							92.20%	85.36%
Outstanding balance																																							$ 988,336	$ 409,443
Purchase amount																																				$ 4,395,230
Annual interest rate																																											8.00%
Total payments of loan																$ 75,000
Loan bears interest rate													8.00%
Loan bears interest paid						331,388					$ 195,806		$ 50,000																													$ 150,000
Principal amount														$ 288,750																		$ 100,000
Pay a weekly installment														$ 15,056
Gross policy premium and related fees																										$ 4,812							$ 35,508
Financed cost																																							1,044,980
Monthly installments payable																										$ 481							$ 3,065												$ 15,000
interest expense for short term loans																																							633,089	406,442
Outstanding amount																																							80,238	114,621
Outstanding amount of building loan																																							2,771,645	2,852,597
Factor H [Member]
Loans Payable [Line Items]
Accounts receivable								$ 1,167,200							1,240,150						768,500
Net purchase price								752,000							807,500						503,500
Total fees								48,000							42,500						26,500
Monthly installments								$ 32,000							$ 41,000						22,814.84
Final payment																					$ 38,500
Interest rate								94.98%							93.05%						85.36%
Factor I [Member]
Loans Payable [Line Items]
Accounts receivable				$ 319,500								213,000
Net purchase price				213,750								142,500
Total fees				11,250								7,500
Monthly installments				$ 13,313								$ 8,192
Interest rate				84.03%								84.22%
Factor J [Member]
Loans Payable [Line Items]
Accounts receivable										$ 72,500
Net purchase price										47,470
Total fees										2,530
Monthly installments										$ 3,021
Interest rate										88.98%
Principal amount paid																																							18,632
Factor K [Member]
Loans Payable [Line Items]
Accounts receivable									$ 181,250
Net purchase price									115,955
Total fees									9,045
Monthly installments									$ 7,552
Interest rate									94.36%
Principal amount paid																																							49,551
Loan Agreement [Member]
Loans Payable [Line Items]
Borrowed principal amount																				$ 100,000
Peng Zhang [Member]
Loans Payable [Line Items]
Loan agreement percentage																	2.50%
Principal amount																	$ 1,405,000
Loan interest rate																	10.00%
Purchase amount																																							500,000
Convert ion amount							$ 345,000
Loan balance shares (in Shares)							130,682
Conversion price per share (in Dollars per share)							$ 2.64
Seven Promissory Notes [Member]
Loans Payable [Line Items]
Borrowed principal amount																		$ 380,000	$ 380,000			$ 380,000	$ 380,000	$ 380,000	$ 380,000		$ 380,000
Interest rate																		0.00%	0.00%			0.00%	0.00%	0.00%	0.00%		0.00%
First Payment [Member]
Loans Payable [Line Items]
Payment of loan principal					$ 230,000
Merchants [Member]
Loans Payable [Line Items]
Interest rate											90.22%			90.22%
Payment of loan principal																																								326,233
Principal amount						575,000
Effective interest rate																																			105.19%
Factor A [Member]
Loans Payable [Line Items]
Net purchase price																																			$ 712,500
Total fees																																			37,500
Monthly installments																																			26,625
Factor B [Member]
Loans Payable [Line Items]
Accounts receivable																																		$ 458,500
Net purchase price																																		339,465
Total fees																																		10,500
Payment of loan principal																																								262,157
Weekly installment																																		$ 8,817.31
Effective interest rate																																		55.79%
Factor C [Member]
Loans Payable [Line Items]
Accounts receivable																														$ 675,000
Net purchase price																														485,000
Total fees																														15,000
Weekly installment																														$ 16,071
Visiontech [Member]
Loans Payable [Line Items]
Payment of loan principal																																								367,632
Effective interest rate																														106.56%
Factor E [Member]
Loans Payable [Line Items]
Accounts receivable																													$ 374,750
Net purchase price																													225,000
Monthly installments																													15,615
Final payment																													$ 25,000
Payment of loan principal																																								188,441
Effective interest rate																													84.67%
Factor F [Member]
Loans Payable [Line Items]
Accounts receivable																												$ 206,113
Net purchase price																												123,750
Total fees																												13,750
Monthly installments																												$ 8,588
Payment of loan principal																																								110,977
Effective interest rate																												89.96%
Factor G [Member]
Loans Payable [Line Items]
Accounts receivable																												$ 206,113
Net purchase price																												123,750
Total fees																												13,750
Monthly installments																												$ 8,588
Payment of loan principal																																								110,977
Effective interest rate																												89.96%
Visiontech And Hydroman [Member]
Loans Payable [Line Items]
interest expense for short term loans																																							$ 1,375,069	428,159
Long Term Debts Auto Loans [Member]
Loans Payable [Line Items]
Payment of loan principal																																								32,733
Maturity date																																							Feb. 28, 2026
Secured Business Loan [Member]
Loans Payable [Line Items]
Outstanding amount of building loan																																							$ 3,127,742	3,281,526
Investors																																												$ 3,700,000
Business Loan [Member]
Loans Payable [Line Items]
Payment of loan principal																																							$ 153,784	57,020
Maturity date																																							Jul. 01, 2033
Redone and Deyin Chen [Member]
Loans Payable [Line Items]
Accounts receivable																																			$ 1,065,000
Capital Management Institution D [Member]
Loans Payable [Line Items]
Accounts receivable																														$ 100,000
Net purchase price																														149,000
Total fees																														$ 10,000
Effective interest rate																														85.25%
Purchase percentage																														20.00%
Estimated daily payment amount																														$ 1,490
Capital Management Institution D [Member] | Visiontech [Member]
Loans Payable [Line Items]
Payment of loan principal																																								68,868
Building [Member]
Loans Payable [Line Items]
Payment of loan principal																																							$ 80,952	78,077
Monthly installments payable																																							15,165
Independent Third Party [Member]
Loans Payable [Line Items]
Average amount borrowings																																							100,000	100,000
Interest rate																				12.00%
Vehicles [Member]
Loans Payable [Line Items]
Net purchase price																																						$ 55,202
Purchase amount																																						68,802
Monthly installments payable																																						$ 1,014
Second Vehicle [Member]
Loans Payable [Line Items]
Net purchase price																																					$ 73,814
Purchase amount																																					86,114
Monthly installments payable																																					$ 1,172
Third Vehicle [Member]
Loans Payable [Line Items]
Net purchase price																															$ 56,440
Purchase amount																															62,230
Monthly installments payable																															$ 1,107
Third Vehicle [Member] | Long Term Debts Auto Loans [Member]
Loans Payable [Line Items]
Payment of loan principal																																							34,382
Agile Capital Funding, LLC and Agile Lending, LLC [Member]
Loans Payable [Line Items]
Total fees											$ 15,000
Monthly installments						$ 29,982					16,425
Interest rate						90.80%
Borrowed principal amount											$ 315,000
Agile Capital Funding, LLC and Agile Lending, LLC [Member] | Merchants [Member]
Loans Payable [Line Items]
Principal amount paid																																							275,000
WebBank [Member]
Loans Payable [Line Items]
Monthly installments																																$ 2,244.38
Payment of loan principal																																								76,064
Effective interest rate																																31.22%
Hydroman and ClassicPlan Premium Financing Inc [Member]
Loans Payable [Line Items]
Payment of loan principal																																								14,922
Effective interest rate																																	10.80%
Hydroman and First Insurance Funding [Member]
Loans Payable [Line Items]
Payment of loan principal																																								4,812
Effective interest rate																										16.85%
Factor H [Member]
Loans Payable [Line Items]
Principal amount paid																																							409,443
Factor H [Member] | Factor H [Member]
Loans Payable [Line Items]
Principal amount paid																																								$ 94,057
Factor H One [Member]
Loans Payable [Line Items]
Principal amount paid																																							807,500
Factor H Two [Member]
Loans Payable [Line Items]
Principal amount paid																																							66,828
Factor I [Member]
Loans Payable [Line Items]
Principal amount paid																																							142,500
Factor I One [Member]
Loans Payable [Line Items]
Principal amount paid																																							5,829
Nature’s Miracles [Member]
Loans Payable [Line Items]
Principal amount																																											$ 125,000
Merchants [Member]
Loans Payable [Line Items]
Principal amount paid																																							300,000
Visiontech and ClassicPlan Premium Financing, Inc. [Member]
Loans Payable [Line Items]
Interest rate																																									22.57%
Principal amount paid																																							$ 1,088
Gross policy premium and related fees																																									$ 15,465
Amount financed against policy premium and related fees																																									10,559
Premium financing agreement installment payable																																									$ 1,286
Maximcash Solutions LLC [Member]
Loans Payable [Line Items]
Loan balance			$ 15,430
Borrowed principal amount			$ 401,190
Interest rate			59.40%
Loan interest rate			51.64%
Principal amount			$ 311,000
Loan origination fee			$ 11,000
Number of shares issuable for loan default (in Shares)			311,000
Redone and Deyin Chen (Bill) [Member]
Loans Payable [Line Items]
Financed cost																										$ 4,461							$ 26,387
Subsequent Event [Member]
Loans Payable [Line Items]
First installment payable		$ 115,000
Administrative Agent Fee [Member]
Loans Payable [Line Items]
Total fees														$ 13,750
Forecast [Member]
Loans Payable [Line Items]
First installment payable	$ 115,000